Cash and Cash Equivalents, and Bank Facilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash and cash equivalents	$ 17,050	$ 15,876	$ 8,332	$ 9,886
Cash and cash equivalents	17,050	15,876
Short-term facilities:
Short-term facilities	(59,801)	(39,091)
Long-term facilities - current portion	0	(9,100)
Current borrowings and current portion of non-current borrowings	(59,801)	(48,191)
Long-term facilities
Long-term portion	(101,012)	(85,508)
Net interest bearing debts	$ (143,763)	$ (117,823)